Lease - Schedule of Total Lease Liabilities (Details)	12 Months Ended
Mar. 31, 2025 USD ($)
Schedule of Total Lease Liabilities [Abstract]
Total lease liabilities as of March 31, 2024	$ 752,340
Addition during the fiscal year ended March 31, 2025	882,876
Total lease liabilities modification	(137,128)
Repayment	(1,002,588)
Foreign currency translation adjustments	4,015
Total lease liabilities as of March 31, 2025	$ 499,515